Revenue - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($) Customer	Mar. 31, 2023 CAD ($)
Disclosure Of Revenue [Line Items]
Revenue	$ 2,795.8	$ 2,778.5
Major Customer [Member]
Disclosure Of Revenue [Line Items]
Revenue	$ 361.5	$ 332.2
Number of customer over ten percent revenue benchmark | Customer	1
Percentage of entities revenue	10.00%